Post-retirement and other defined benefit schemes - Post-retirement benefits other than pensions (Details) $ in Millions		12 Months Ended
	Jan. 01, 2021 Y	Dec. 31, 2021 USD ($) person	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Post-retirement benefits
Market value of plan assets		$ 10,564	$ 10,668
Plan liabilities		13,018
US
Post-retirement benefits
Reduction in liabilities		$ (64)
US | Minimum
Post-retirement benefits
Age of members subject to change in level of benefits provision | Y	65
Post-retirement defined benefits other than pensions
Post-retirement benefits
Retired employees and covered dependants that currently benefit | person		2,831
Current employees that will be eligible on their retirement | person		1,691
Cost of post-retirement benefits		$ 1	$ 1	$ 3
Market value of plan assets		215
Plan liabilities		$ 170